Financial Risk and Insurance Management - Additional Information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 PEN (S/)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2023 COP ($)
Disclosure Of Financial Risk Management [Line Items]
Credit term	180 days
Leverage ratio	4.25				4.25	4.25
Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate		1.00%		1.00%			1.00%
Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate		1.00%		1.00%			1.00%
Discounted cash flow [member] | Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Contingent consideration recognised as of acquisition date | $							$ 66,884,414
Discounted cash flow [member] | Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Put liability | $			$ 140,549,846
Bottom of range [member] | Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Put liability		S/ 469		S/ (154)
Contingent consideration recognised as of acquisition date		7,005		6,893
Bottom of range [member] | Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Put liability				(914)
Contingent consideration recognised as of acquisition date		S/ 2,227		2,507
Bottom of range [member] | Put Liability [Member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate		8.00%					8.00%
Bottom of range [member] | Discounted cash flow [member] | Contingent consideration [member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate		12.30%					12.30%
Top of range [member] | Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Put liability		S/ (469)		153
Contingent consideration recognised as of acquisition date		(7,005)		(6,893)
Top of range [member] | Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Put liability				888
Contingent consideration recognised as of acquisition date		S/ (2,227)		S/ (2,507)
Top of range [member] | Put Liability [Member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate		13.80%					13.80%
Top of range [member] | Discounted cash flow [member] | Contingent consideration [member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate		12.71%					12.71%
Insurance risk [member] | Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Fluctuations in variables (%)	5.00%	5.00%	5.00%	5.00%
Insurance risk [member] | Top of range [member]
Disclosure Of Financial Risk Management [Line Items]
Fluctuations in variables (%)	10.00%	10.00%	10.00%	10.00%
Interest rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of interest rate risk	80.00%
Liquidity risk [member]
Disclosure Of Financial Risk Management [Line Items]
Revolving credit lines	S/ 600,054
Drawn of revolving credit facility	446,068	S/ 348,178
Availability of revolving credit facility	153,986	S/ 139,283
Liquidity risk [member] | PERU | Scotia bank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	100,000
Liquidity risk [member] | PERU | Banbif [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	18,820
Liquidity risk [member] | PERU | BBVA [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	37,640
Liquidity risk [member] | PERU | BCP [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	45,168
Liquidity risk [member] | PERU | Interbank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	15,056
Liquidity risk [member] | PERU | Citibank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	57,966
Liquidity risk [member] | PERU | Pichincha [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	30,112
Liquidity risk [member] | PERU | Santander [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	94,100
Liquidity risk [member] | PERU | GNB [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	9,500
Liquidity risk [member] | COLOMBIA | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	113,212
Liquidity risk [member] | MEXICO | Floating interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	S/ 78,480
Capital Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Leverage ratio	0.68	0.66		0.67			0.66
Capital Risk [Member] | Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Leverage ratio	1	1		1			1
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Net foreign exchange loss	S/ 41,709	S/ 75,852		S/ 57,771